7. ACCRUED EXPENSES AND RELATED PARTIES (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Accrued Expenses And Related Parties Details
Accured payroll and taxes	$ 387	$ 383
Accrued interest	296	274
Accrued Sponsorship fees	415	218
Accrued advertising	161	0
Accrued board of director fees	148	189
Other	21	44
Total Accrued liabilities	$ 1,428	$ 1,108